Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Parent and its affiliates	Dec. 31, 2011 Parent and its affiliates	Dec. 31, 2010 Parent and its affiliates	Jul. 02, 2010 USIC	Dec. 31, 2010 USIC
Related Party Transactions
Net fees paid for services provided by the related parties				$ 9,132	$ 7,866	$ 11,895
Release of reserves under commutation							26,920
Cash received under commutation of reinsured business							29,172
Gain on commutation of reinsured business							2,252
Premiums ceded under reinsurance business	11,512	12,584	15,137					67
Initial reinsurance payment received								5,500
USIC initial reinsurance payment to USLIC								$ 1,133